For the Limited Maturity Municipals Portfolio

[LOGO]

Annual Report
March 31, 1998


Limited Maturity Municipals Portfolios

Officers                         Independent Trustees

THOMAS J. FETTER                 DONALD R. DWIGHT
President                        President, Dwight Partners, Inc.

                                 SAMUEL L. HAYES, III
JAMES B. HAWKES                  Jacob H. Schiff Professor of Investment
Vice President and Trustee       Banking, Harvard University Graduate School of
                                 Business Administration

ROBERT B. MACINTOSH              NORTON H. REAMER
Vice President                   President and Director, United Asset
                                 Management Corporation
WILLIAM H. AHERN, JR.
Vice President and Portfolio     JOHN L. THORNDIKE
Manager of Connecticut,          Formerly Director, Fiduciary Company
Florida, Massachusetts,          Incorporated
Michigan, New Jersey, New York
and Ohio Limited Maturity        JACK L. TREYNOR
Municipals Portfolios            Investment Adviser and Consultant

CYNTHIA J. CLEMSON
Vice President and Portfolio
Manager of California Limited
Maturity Municipals Portfolio

TIMOTHY T. BROWSE
Vice President and Portfolio
Manager of Pennsylvania Limited
Maturity Municipals Portfolio

JAMES L. O'CONNOR
Treasurer

ALAN R. DYNNER
Secretary

New Jersey Limited Maturity Municipals Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
---------------------------------- Principal
                 Standard          Amount
Moody's          & Poor's          (000 omitted) Security                                      Value
--------------------------------------------------------------------------------------------------------------

Airlines -- 4.0%
--------------------------------------------------------------------------------------------------------------
Baa3             BBB-              $  1,625    Port Authority of New York and
                                               New Jersey, (Delta Airlines),
                                               6.95%, 6/1/08                                    $  1,783,990
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,783,990
--------------------------------------------------------------------------------------------------------------

Assisted Living -- 1.6%
--------------------------------------------------------------------------------------------------------------
NR               NR                  $  650    New Jersey EDA, (Chelsea
                                               at East Brunswick), (AMT),
                                               8.00%, 10/1/07                                     $  720,012
--------------------------------------------------------------------------------------------------------------
                                                                                                  $  720,012
--------------------------------------------------------------------------------------------------------------

Cogeneration -- 9.5%
--------------------------------------------------------------------------------------------------------------
NR               BBB-              $  2,250    New Jersey EDA, Heating and Cooling,
                                               (Trigen-Trenton), (AMT), 6.10%, 12/1/05          $  2,424,982
NR               BB+                  1,135    New Jersey EDA, (Vineland Cogeneration),
                                               (AMT), 7.875%, 6/1/19                               1,249,692
NR               NR                     550    Port Authority of New York and New Jersey,
                                               (KIAC Project), (AMT), 6.50%, 10/1/01                 584,892
--------------------------------------------------------------------------------------------------------------
                                                                                                $  4,259,566
--------------------------------------------------------------------------------------------------------------

Education -- 2.2%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,000    New Jersey Educational Facilities Authority,
                                               (Princeton Theological), 5.00%, 7/1/22           $    999,920
--------------------------------------------------------------------------------------------------------------

                                                                                                $    999,920
--------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 2.2%
--------------------------------------------------------------------------------
Aaa              NR                $  2,030    New Jersey EDA (Princeton Custodial
                                               Receipts), Escrowed to Maturity,
                                               0.00%, 12/15/12                                  $    975,638
--------------------------------------------------------------------------------------------------------------
                                                                                                $    975,638
--------------------------------------------------------------------------------------------------------------

General Obligations -- 9.6%
--------------------------------------------------------------------------------------------------------------
Aa3              AA                $  2,195    Jersey City, School District,
                                               6.25%, 10/1/10                                   $  2,526,225
Baa1             A                    1,050    Puerto Rico Commonwealth,
                                               0.00%, 7/1/08                                         662,750
Aa3              AA-                  1,000    South Brunswick, 7.125%, 7/15/02                    1,116,870
--------------------------------------------------------------------------------------------------------------
                                                                                                $  4,305,845
--------------------------------------------------------------------------------------------------------------

Hospitals -- 9.5%
--------------------------------------------------------------------------------------------------------------
Baa2             NR                  $  500    Camden County Improvement Authority (Cooper
                                               Health), 5.60%, 2/15/07                          $    522,165
A3               A-                     340    New Jersey Health Care Facilities Financing
                                               Authority, (Atlantic City Medical Care
                                               Center), 6.25%, 7/1/00                                355,422
A3               A-                   1,000    New Jersey Health Care Facilities Financing
                                               Authority, (Atlantic City Medical Care
                                               Center), 6.45%, 7/1/02                              1,081,610
A3               A-                     750    New Jersey Health Care Facilities Financing
                                               Authority, (Atlantic City Medical Care
                                               Center), 6.55%, 7/1/03                                823,523
Baa2             BBB                  1,380    New Jersey Health Care Facilities Financing
                                               Authority, (St. Elizabeth's Hospital),
                                               5.75%, 7/1/08                                       1,469,507
--------------------------------------------------------------------------------------------------------------
                                                                                                $  4,252,227
--------------------------------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control Revenue -- 2.5%
--------------------------------------------------------------------------------------------------------------
Aa3              NR                  $  520    New Jersey EDA, LOC: Bank of Paris, (AMT),
                                               6.00%, 12/1/02                                   $    541,362
NR               NR                     500    New Jersey EDA, (Holt Hauling and
                                               Warehousing System, Inc.),
                                               7.90%, 3/1/27                                         571,430
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,112,792
--------------------------------------------------------------------------------------------------------------

Insured - Education -- 2.4%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,000    New Jersey Educational Facilities Authority,
                                               (Seton Hall University), (FGIC), 6.10%, 7/1/01   $  1,062,390
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,062,390
--------------------------------------------------------------------------------------------------------------

Insured - Electric Utilities -- 2.4%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,000    Middlesex County, Utility
                                               Authority, (FGIC),
                                               6.10%, 12/1/01                                   $  1,069,380
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,069,380
--------------------------------------------------------------------------------------------------------------

Insured - General Obligations -- 26.8%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,000    Atlantic City, Board of Education, (AMBAC),
                                               6.00%, 12/1/02(1)                                $  1,084,750
Aaa              AAA                  1,175    Edison, (AMBAC), 4.70%, 1/1/04                      1,202,859
Aaa              AAA                    500    Elizabeth, Union County, (MBIA),
                                               6.10%, 11/15/99                                       517,965
Aaa              AAA                    500    Elizabeth, Union County, (MBIA),
                                               6.20%, 11/15/02                                       535,335
Aaa              AAA                  1,200    Kearney, (FSA), 6.50%, 2/1/04                       1,317,300
Aaa              AAA                    725    Monroe Township, Board of Education, (FGIC),
                                               5.20%, 8/1/11                                         762,403
Aaa              AAA                    825    Monroe Township, Board of Education, (FGIC),
                                               5.20%, 8/1/14                                         856,317
Aaa              AAA                    850    Roselle, (MBIA), 4.65%, 10/15/03                      869,984
Aaa              AAA                  1,000    South Brunswick Township, Board of
                                               Education, (FGIC), 6.40%, 8/1/03                    1,105,580
Aaa              AAA                  2,000    Washington Township, Board of Education,
                                               (MBIA), 5.125%, 2/1/15                              2,009,020
Aaa              AAA                  1,585    West Deptford Township, (AMBAC), 5.90%, 3/1/09      1,762,377
--------------------------------------------------------------------------------------------------------------
                                                                                               $  12,023,890
--------------------------------------------------------------------------------------------------------------

Insured - Hospitals -- 8.1%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,910    New Jersey Health Care Facilities Financing
                                               Authority, (Dover General Hospital and
                                               Medical Center), (MBIA), 7.00%, 7/1/04           $  2,187,598
Aaa              AAA                  1,300    New Jersey Health Care Facilities Financing
                                               Authority, (AHS Hospital Corp.), (AMBAC),
                                               6.00%, 7/1/12                                       1,456,702
--------------------------------------------------------------------------------------------------------------
                                                                                                $  3,644,300
--------------------------------------------------------------------------------------------------------------

Insured - Solid Waste -- 0.6%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  250    Bergen County Utilities Authority, Solid
                                               Waste System, (FGIC), 6.00%, 6/15/02             $    268,080
--------------------------------------------------------------------------------------------------------------
                                                                                                $    268,080
--------------------------------------------------------------------------------------------------------------

Insured - Transportation -- 11.3%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,000    New Jersey Transportation Trust Fund, (FSA),
                                               5.00%, 6/15/15                                   $    991,950
Aaa              AAA                  1,000    New Jersey Turnpike Authority, (FSA),
                                               5.90%, 1/1/03                                       1,071,550
Aaa              AAA                    895    New Jersey Turnpike Authority, (FSA),
                                               6.40%, 1/1/02                                         964,971
Aaa              AAA                  2,000    Port Authority of New York and
                                               New Jersey, (AMBAC), 5.125%, 7/15/14                2,016,080
--------------------------------------------------------------------------------------------------------------
                                                                                                $  5,044,551
--------------------------------------------------------------------------------------------------------------

Insured - Water and Sewer -- 1.4%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  565    Pennsville Sewer Authority, (MBIA),
                                               0.00%, 11/1/16                                   $    224,853
Aaa              AAA                    565    Pennsville Sewer Authority, (MBIA),
                                               0.00%, 11/1/17                                        210,333
Aaa              AAA                    565    Pennsville Sewer Authority, (MBIA),
                                               0.00%, 11/1/18                                        199,982
--------------------------------------------------------------------------------------------------------------
                                                                                                $    635,168
--------------------------------------------------------------------------------------------------------------

Life Care -- 0.7%
--------------------------------------------------------------------------------------------------------------
NR               NR                  $  310    New Jersey EDA, (Cadbury Corp.),
                                               8.00%, 7/1/15                                    $    335,355
--------------------------------------------------------------------------------------------------------------
                                                                                                $    335,355
--------------------------------------------------------------------------------------------------------------

Solid Waste -- 1.8%
--------------------------------------------------------------------------------------------------------------
A1               AA-                 $  500    Gloucester County Improvement Authority,
                                               Solid Waste System, 5.40%, 9/1/00                $    517,470
B1               NR                     300    The Atlantic County Utilities Authority,
                                               Solid Waste System, 7.00%, 3/1/08                     301,212
--------------------------------------------------------------------------------------------------------------
                                                                                                  $  818,682
--------------------------------------------------------------------------------------------------------------

Transportation -- 3.4%
--------------------------------------------------------------------------------------------------------------
A1               AA-               $  1,000    Port Authority of New York and New Jersey,
                                               5.375%, 10/15/16                                 $  1,012,420
A1               AA-                    500    Port Authority of New York and New Jersey,
                                               5.50%, 7/1/06                                         533,750
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,546,170
--------------------------------------------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
  (identified cost $42,060,899)                                                                 $ 44,857,956
--------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1998, 53.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 9.7% to 16.8% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

Limited Maturity Municipals Portfolio as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS
------------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities

As of March 31, 1998

                                                        California       Connecticut       Florida      Massachusetts     Michigan
                                                          Limited          Limited         Limited         Limited        Limited
                                                         Portfolio        Portfolio       Portfolio       Portfolio      Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments --
  Identified cost                                       $31,771,731      $ 9,154,495     $68,566,219     $53,095,573    $11,228,522
  Unrealized appreciation                                 1,715,752          482,375       3,445,439       2,866,750        959,633
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value (Note 1A)                         $33,487,483      $ 9,636,870     $72,011,658     $55,962,323    $12,188,155
-----------------------------------------------------------------------------------------------------------------------------------
Cash                                                    $   267,134      $    59,553     $       934     $        61    $       111
Interest receivable                                         553,301          142,277       1,517,101         833,304        266,054
Deferred organization expenses (Note 1D)                        136             --               378             354           --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                            $34,308,054      $ 9,838,700     $73,530,071     $56,796,042    $12,454,320
-----------------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Payable for when-issued securities (Note 1F)            $      --        $      --       $   350,632     $      --      $      --
Demand note payable (Note 5)                                   --               --           916,000         198,000        354,000
Payable for daily variation margin on open financial
  futures contracts (Note 1E)                                 6,094            2,812          16,406          12,656          2,344
Payable to affiliate for Trustees' fees (Note 2)                950              100           3,900           1,945            100
Accrued expenses                                              3,591            1,296           1,953             290            662
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       $    10,635      $     4,208     $ 1,288,891     $   212,891    $   357,106
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest
  in Portfolio                                          $34,297,419      $ 9,834,492     $72,241,180     $56,583,151    $12,097,214
-----------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
  and withdrawals                                       $32,581,458      $ 9,355,747     $68,807,579     $53,732,349    $11,140,017
Net unrealized appreciation of investments
  (computed on the basis of identified cost)              1,715,961          478,745       3,433,601       2,850,802        957,197
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                   $34,297,419      $ 9,834,492     $72,241,180     $56,583,151    $12,097,214
-----------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities

As of March 31, 1998

                                                                  New Jersey          New York             Ohio         Pennsylvania
                                                                    Limited            Limited           Limited          Limited
                                                                   Portfolio          Portfolio         Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments --
  Identified cost                                                 $42,060,899        $71,325,400       $22,897,549      $53,360,058
  Unrealized appreciation                                           2,797,057          3,457,734         1,162,360        2,939,977
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value (Note 1A)                                   $44,857,956        $74,783,134       $24,059,909      $56,300,035
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                              $    36,018        $   724,279       $       298      $   569,540
Receivable for when-issued securities sold (Note 1F)                     --            4,035,939              --               --
Interest receivable                                                   663,429          1,345,875           421,130          856,099
Deferred organization expenses (Note 1D)                                  105                219              --                240
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      $45,557,508        $80,889,446       $24,481,337      $57,725,914
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable for when-issued securities (Note 1F)                      $      --          $ 6,169,619       $      --        $      --
Demand note payable (Note 5)                                             --                 --             256,000             --
Payable for daily variation margin on open financial
  futures contracts (Note 1E)                                          11,250             19,219             5,625            9,844
Payable to affiliate for Trustees' fees (Note 2)                          473              1,945               473            1,945
Accrued expenses                                                        5,922              7,224             3,581            6,512
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 $    17,645        $ 6,198,007       $   265,679      $    18,301
------------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio         $45,539,863        $74,691,439       $24,215,658      $57,707,613
------------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals           $42,753,263        $71,251,139       $23,056,755      $54,764,267
Net unrealized appreciation of investments (computed
  on the basis of identified cost)                                  2,786,600          3,440,300         1,158,903        2,943,346
------------------------------------------------------------------------------------------------------------------------------------
Total                                                             $45,539,863        $74,691,439       $24,215,658      $57,707,613
------------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Statements of Operations

For the Year Ended March 31, 1998
                                                  California       Connecticut         Florida        Massachusetts      Michigan
                                                    Limited          Limited           Limited           Limited          Limited
                                                   Portfolio        Portfolio         Portfolio         Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
------------------------------------------------------------------------------------------------------------------------------------
Interest income                                   $2,097,447        $ 592,217         $4,488,367        $3,418,767       $  749,490
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                           $2,097,447        $ 592,217         $4,488,367        $3,418,767       $  749,490
------------------------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                   $  178,448        $  50,322         $  381,588        $  290,512       $   62,245
Compensation of Trustees not members of the
  Investment adviser's organization (Note 2)           2,201              219              8,863             6,495              219
Custodian fee (Note 1G)                               26,528           13,226             43,702            37,474           13,539
Legal and accounting services                         19,314           14,914             20,214            19,213           14,214
Amortization of organization expenses (Note 1D)        1,511            1,743              4,204             4,088              259
Miscellaneous                                          5,806            3,243             17,414            16,691            2,750
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                    $  233,808        $  83,667         $  475,985        $  374,473       $   93,226
------------------------------------------------------------------------------------------------------------------------------------
Deduct --
  Reduction of custodian fee (Note 1G)            $    8,191        $   2,432         $   19,574        $   22,949       $    4,925
  Reduction of invetment adviser fee (Note 2)           --             25,094               --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                          $    8,191        $  27,526         $   19,574        $   22,949       $    4,925
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                      $  225,617        $  56,141         $  456,411        $  351,524       $   88,301
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                             $1,871,830        $ 536,076         $4,031,956        $3,067,243       $  661,189
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) -
  Investment transactions (identified
    cost basis)                                   $  958,114        $ 129,667         $1,257,589        $  994,185       $  149,369
  Financial futures contracts                       (496,566)        (125,981)        (1,388,455)         (995,822)        (276,838)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment
  transactions                                    $  461,548        $   3,686         $ (130,866)       $   (1,637)      $ (127,469)
------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments (identified cost basis)             $1,100,873        $ 373,496         $3,004,369        $2,278,256       $  566,409
  Financial futures contracts                        (96,926)          (3,630)          (219,982)         (196,339)          (2,436)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments                   $1,003,947        $ 369,866         $2,784,387        $2,081,917       $  563,973
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments   $1,465,495        $ 373,552         $2,653,521        $2,080,280       $  436,504
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations        $3,337,325        $ 909,628         $6,685,477        $5,147,523       $1,097,693
------------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Statements of Operations

For the Year Ended March 31, 1998
                                                         New Jersey              New York              Ohio             Pennsylvania
                                                           Limited               Limited              Limited             Limited
                                                          Portfolio             Portfolio            Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
------------------------------------------------------------------------------------------------------------------------------------
Interest income                                           $2,841,563            $4,702,633           $1,537,712          $3,461,184
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                   $2,841,563            $4,702,633           $1,537,712          $3,461,184
------------------------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                           $  239,715            $  402,164           $  127,254          $  289,154
Compensation of Trustees not members of the
Investment Adviser's organization (Note 2)                     5,332                 7,332                1,746               6,804
Custodian fee (Note 1G)                                       31,841                53,547               18,182              35,199
Legal and accounting services                                 18,615                21,715               17,614              19,213
Amortization of organization expenses (Note 1D)                1,788                 2,570                 --                 2,672
Interest expense (Note 5)                                       --                  34,599                 --                  --
Miscellaneous                                                 20,500                 4,539                7,796              14,706
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                            $  317,791            $  526,466           $  172,592          $  367,748
------------------------------------------------------------------------------------------------------------------------------------
Deduct --
  Reduction of custodian fee (Note 1G)                    $    5,970            $   13,608           $     --            $   11,665
------------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                  $    5,970            $   13,608           $     --            $   11,665
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                              $  311,821            $  512,858           $  172,592          $  356,083
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                     $2,529,742            $4,189,775           $1,365,120          $3,105,101
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) -
  Investment transactions (identified cost basis)         $  604,994            $1,498,902           $  342,719          $1,006,723
  Financial futures contracts                               (796,382)             (372,410)            (194,243)           (576,338)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions       $ (191,388)           $1,126,492           $  148,476          $  430,385
------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments (identified cost basis)                     $1,689,855            $3,345,035           $  777,072          $2,255,452
  Financial futures contracts                                (10,457)             (392,093)              (3,457)              3,369
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments                                          $1,679,398            $2,952,942           $  773,615          $2,258,821
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments           $1,488,010            $4,079,434           $  922,091          $2,689,206
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                $4,017,752            $8,269,209           $2,287,211          $5,794,307
------------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Year Ended March 31, 1998

                                                California       Connecticut         Florida        Massachusetts       Michigan
                                                 Limited           Limited           Limited           Limited           Limited
                                                Portfolio         Portfolio         Portfolio         Portfolio         Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
------------------------------------------------------------------------------------------------------------------------------------
From operations -
  Net investment income                        $  1,871,830      $   536,076       $  4,031,956      $  3,067,243      $   661,189
  Net realized gain (loss) on investment
    transactions                                    461,548            3,686           (130,866)           (1,637)        (127,469)
  Net change in unrealized appreciation
    (depreciation) of investments                 1,003,947          369,866          2,784,387         2,081,917          563,973
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations     $  3,337,325      $   909,628       $  6,685,477      $  5,147,523      $ 1,097,693
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions -
  Contributions                                $  1,661,073      $ 1,135,100       $  7,486,705      $  4,381,569      $ 1,024,096
  Withdrawals                                   (13,895,420)      (4,484,203)       (34,840,194)      (22,915,877)      (5,021,007)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from
  capital transactions                         $(12,234,347)     $(3,349,103)      $(27,353,489)     $(18,534,308)     $(3,996,911)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                     $ (8,897,022)     $(2,439,475)      $(20,668,012)     $(13,386,785)     $(2,899,218)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                           $ 43,194,441      $12,273,967       $ 92,909,192      $ 69,969,936      $14,996,432
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                 $ 34,297,419      $ 9,834,492       $ 72,241,180      $ 56,583,151      $12,097,214
------------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Year Ended March 31, 1998

                                                           New Jersey             New York            Ohio              Pennsylvania
                                                             Limited              Limited            Limited              Limited
                                                            Portfolio            Portfolio          Portfolio            Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
------------------------------------------------------------------------------------------------------------------------------------
From operations -
  Net investment income                                    $  2,529,742        $  4,189,775        $ 1,365,120         $  3,105,101
  Net realized gain (loss) on investment transactions          (191,388)          1,126,492            148,476              430,385
  Net change in unrealized appreciation
    (depreciation) of investments                             1,679,398           2,952,942            773,615            2,258,821
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                 $  4,017,752        $  8,269,209        $ 2,287,211         $  5,794,307
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions -
  Contributions                                            $  2,886,225        $  3,255,202        $ 1,303,141         $  2,758,619
  Withdrawals                                               (19,630,053)        (36,846,720)        (7,844,546)         (18,720,920)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions       $(16,743,828)       $(33,591,518)       $(6,541,405)        $(15,962,301)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                 $(12,726,076)       $(25,322,309)       $(4,254,194)        $(10,167,994)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                       $ 58,265,939        $100,013,748        $28,469,852         $ 67,875,607
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                             $ 45,539,863        $ 74,691,439        $24,215,658         $ 57,707,613
------------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Year Ended March 31, 1997

                                                California       Connecticut         Florida        Massachusetts       Michigan
                                                 Limited           Limited           Limited           Limited          Limited
                                                Portfolio         Portfolio         Portfolio         Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
------------------------------------------------------------------------------------------------------------------------------------
From operations -
  Net investment income                        $  2,546,209      $   701,646       $  5,368,154      $  4,105,048      $   895,654
  Net realized gain (loss) on investment
    transactions                                   (146,427)          11,718           (345,920)         (122,731)         196,256
  Net change in unrealized appreciation
    (depreciation) of investments                  (326,414)        (114,671)        (1,654,724)         (861,173)        (180,447)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations     $  2,073,368      $   598,693       $  3,367,510      $  3,121,144      $   911,463
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions -
  Contributions                                $    890,101      $   868,089       $  4,859,506      $  1,754,803      $   727,519
  Withdrawals                                   (18,985,108)      (4,054,341)       (43,152,835)      (32,041,287)      (7,833,956)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from
  capital transactions                         $(18,095,007)     $(3,186,252)      $(38,293,329)     $(30,286,484)     $(7,106,437)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                     $(16,021,639)     $(2,587,559)      $(34,925,819)     $(27,165,340)     $(6,194,974)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                           $ 59,216,080      $14,861,526       $127,835,011      $ 97,135,276      $21,191,406
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                 $ 43,194,441      $12,273,967       $ 92,909,192      $ 69,969,936      $14,996,432
------------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Year Ended March 31, 1997

                                                           New Jersey             New York             Ohio           Pennsylvania
                                                             Limited              Limited            Limited             Limited
                                                            Portfolio            Portfolio          Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
------------------------------------------------------------------------------------------------------------------------------------
From operations -
  Net investment income                                    $  3,451,147        $  5,864,808        $ 1,601,381         $  4,070,122
  Net realized gain (loss) on investment
    transactions                                                 72,466            (287,142)           226,637              407,499
  Net change in unrealized appreciation
    (depreciation) of investments                              (370,049)           (895,080)          (288,513)          (1,218,041)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                 $  3,153,564        $  4,682,586        $ 1,539,505         $  3,259,580
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions -
  Contributions                                            $  1,862,282        $  3,989,610        $ 1,294,856         $  2,538,420
  Withdrawals                                               (26,922,483)        (47,386,927)        (7,893,884)         (30,116,393)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions       $(25,060,201)       $(43,397,317)       $(6,599,028)        $(27,577,973)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                 $(21,906,637)       $(38,714,731)       $(5,059,523)        $(24,318,393)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                       $ 80,172,576        $138,728,479        $33,529,375         $ 92,194,000
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                             $ 58,265,939        $100,013,748        $28,469,852         $ 67,875,607
------------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Supplementary Data

                                           California Limited Portfolio                       Connecticut Limited Portfolio
                                 --------------------------------------------------  -----------------------------------------------
                                               Year Ended March 31,                                Year Ended March 31,
                                 --------------------------------------------------  -----------------------------------------------
                                   1998      1997       1996      1995      1994*       1998     1997      1996     1995     1994**
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------------------------
Expenses(1)                         0.61%       0.63%     0.58%     0.53%     0.46%+    0.54%     0.54%     0.39%    0.17%    0.00%+
Net expenses after custodian
  fee reduction                     0.59%       0.61%     0.55%     --        --        0.52%     0.50%     0.35%    --       --
Net investment income               4.86%       4.98%     4.82%     4.72%     4.50%+    4.96%     5.09%     4.91%    4.95%    4.53%+
Portfolio Turnover                    40%         57%       36%       56%        6%       23%       46%       52%      73%      39%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
 (000s omitted)                  $34,297     $43,194   $59,216   $82,344   $95,704   $ 9,834   $12,274   $14,862  $17,316  $16,767
------------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Expenses(1)                                                                   0.52%+    0.77%     0.78%     0.72%    0.67%    0.62%+
Expenses after custodian fee
  reduction                                                                   --        0.75%     0.74%     0.68%    --       --
Net investment income                                                         4.44%+    4.73%     4.85%     4.58%    4.45%    3.92%+
------------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
  * For the period from the start of business, May 3, 1993, to March 31, 1994.
 ** For the period from the start of business, April 16, 1993, to March 31, 1994.
(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratios by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Supplementary Data

                                              Florida Limited Portfolio                       Massachusetts Limited Portfolio
                                    ---------------------------------------------- -------------------------------------------------
                                                  Year Ended March 31,                              Year Ended March 31,
                                    ---------------------------------------------- -------------------------------------------------
                                      1998     1997      1996     1995      1994*     1998    1997    1996    1995       1994*
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses(1)                            0.58%    0.59%     0.55%     0.52%    0.49%+   0.60%    0.60%    0.57%     0.54%     0.52%+
Expenses after custodian fee
  reduction                            0.55%    0.57%     0.54%     --       --       0.56%    0.58%    0.55%     --        --
Net investment income                  4.90%    4.90%     4.73%     4.73%    4.53%+   4.90%    4.97%    4.72%     4.90%     4.57%+
Portfolio Turnover                       38%      66%       20%       44%       8%      46%      60%      27%       46%        8%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
  (000s omitted)                    $72,241  $92,909  $127,835  $164,579  $185,977 $56,583  $69,970  $97,135  $119,120  $119,772
------------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
  * For the period from the start of business, May 3, 1993, to March 31, 1994.
(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratios by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Supplementary Data

                                           Michigan Limited Portfolio                          New Jersey Limited Portfolio
                                ------------------------------------------------  --------------------------------------------------
                                         Year Ended March 31,                                  Year Ended March 31,
                                ------------------------------------------------  --------------------------------------------------
                                  1998      1997      1996      1995      1994*     1998      1997      1996      1995      1994**
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets(+)
------------------------------------------------------------------------------------------------------------------------------------
Expenses(1)                        0.71%     0.79%     0.68%     0.48%     0.00%+    0.62%     0.61%     0.57%     0.54%      0.54%+
Net expenses after custodian fee
  reduction                        0.67%     0.76%     0.64%               --        --        0.61%     0.58%     0.55%      --
Net investment income              5.00%     5.09%     5.00%     4.88%     4.62%+    4.91%     4.96%     4.78%     4.73%      4.53%+
Portfolio Turnover                   21%       28%       40%      111%       30%       21%       37%       42%       44%        10%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
  (000s omitted)                $12,097   $14,996   $21,191   $33,198   $35,608   $45,540   $58,266   $80,173   $97,280   $102,948
------------------------------------------------------------------------------------------------------------------------------------
 (+) The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(1)                                                      0.59%     0.54%+
Net investment income                                            4.77%     4.08%+
------------------------------------------------------------------------------------------------------------------------------------

  +  Annualized.
  *  For the period from the start of business, April 16, 1993, to March 31, 1994.
 **  For the period from the start of business, May 3, 1993, to March 31, 1994.
(1)  The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratios by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Supplementary Data

                                               New York Limited Portfolio                         Ohio Limited Portfolio
                                 --------------------------------------------------  -----------------------------------------------
                                                  Year Ended March 31,                              Year Ended March 31,
                                 --------------------------------------------------  -----------------------------------------------
                                   1998      1997      1996       1995      1994*      1998      1997      1996     1995    1994**
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------------------------
Expenses(1)                         0.61%     0.58%      0.55%      0.52%     0.47%+    0.64%     0.68%     0.63%    0.46%    0.00%+
Expenses after custodian fee
  reduction                         0.59%     0.56%      0.53%                --        --        --        0.65%    0.61%    --
Net investment income               4.81%     4.87%      4.66%      4.79%     4.50%+    5.05%     5.20%     5.06%    4.96%    4.68%+
Portfolio Turnover                    53%       58%        32%        31%        5%       29%       34%       47%     120%      33%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
  (000s omitted)                 $74,691  $100,014   $138,728   $173,632  $183,768   $24,216   $28,470   $33,529  $39,435  $37,978
------------------------------------------------------------------------------------------------------------------------------------

+   The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the
    Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(1)                                                                                                          0.58%    0.54%+
Net investment income                                                                                                4.84%    4.14%+
------------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
  * For the period from the start of business, May 3, 1993, to March 31, 1994.
 ** For the period from the start of business, April 16, 1993, to March 31, 1994.
(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratios by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of March 31, 1998

-------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
-------------------------------------------------------------------------------

Supplementary Data

                                     Pennsylvania Limited Portfolio
                          ------------------------------------------------------
                                         Year Ended March 31,
                          ------------------------------------------------------
                            1998       1997      1996       1995       1994*
--------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses(1)                  0.60%      0.61%      0.58%       0.53%      0.50%+
Expenses after custodian fee
  reduction                  0.58%      0.59%      0.56%         --         --
Net investment income        5.03%      5.11%      4.81%       4.77%      4.59%+
Portfolio Turnover             36%        51%        24%         39%        12%
--------------------------------------------------------------------------------
Net assets, end of year
  (000s omitted)          $57,708    $67,876    $92,194    $113,606   $123,620
--------------------------------------------------------------------------------
  + Annualized.
  * For the period from the start of business, May 3, 1993, to March 31, 1994.
(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratios by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

Limited Maturity Municipals Portfolio as of March 31, 1998

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  California Limited Maturity Municipals Portfolio (California Limited Portfolio), Connecticut Limited Maturity Municipals Portfolio (Connecticut Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), Michigan Limited Maturity Municipals Portfolio (Michigan Limited Portfolio), New Jersey Limited Maturity
  Municipals Portfolio (New Jersey Limited Portfolio), New York Limited
  Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

  C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

  D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years, beginning on the date each Portfolio commenced operations.

  E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

  G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of operating expense on the Statement of Operations.

  H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  I Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research
  (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 1998, each Portfolio paid advisory fees as follows:

  Portfolio                                            Amount     Effective Rate
  ------------------------------------------------------------------------------
  California Limited                                 $178,448              0.46%
  Connecticut Limited                                $ 50,322              0.47%
  Florida Limited                                    $381,588              0.46%
  Massachusetts Limited                              $290,512              0.46%
  Michigan Limited                                   $ 62,245              0.47%
  New Jersey Limited                                 $239,715              0.47%
  New York Limited                                   $402,164              0.46%
  Ohio Limited                                       $127,254              0.47%
  Pennsylvania Limited                               $289,154              0.47%
  ------------------------------------------------------------------------------

  To enhance the net income of the Connecticut Limited Portfolio, BMR made a reduction of its fee in the amount of $25,094.

  Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 1998, no significant amounts have been deferred.

  Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

3 Investments
--------------------------------------------------------------------------------
  Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended March 31, 1998 were as follows:

                 California Limited Portfolio      Connecticut Limited Portfolio
  ------------------------------------------------------------------------------
  Purchases                     $  15,408,966                       $  2,458,450
  Sales                            26,424,983                          5,379,983

                    Florida Limited Portfolio    Massachusetts Limited Portfolio
  ------------------------------------------------------------------------------
  Purchases                     $  30,414,260                      $  28,056,188
  Sales                            53,556,319                         42,929,294

                   Michigan Limited Portfolio       New Jersey Limited Portfolio
  ------------------------------------------------------------------------------
  Purchases                      $  2,800,361                      $  10,935,753
  Sales                             5,849,438                         25,980,671

                   New York Limited Portfolio             Ohio Limited Portfolio
  ------------------------------------------------------------------------------
  Purchases                     $  46,482,147                       $  7,878,596
  Sales                            74,278,193                         13,032,705

               Pennsylvania Limited Portfolio
  ------------------------------------------------------------------------------
  Purchases                     $  22,489,085
  Sales                            35,365,179
  ------------------------------------------------------------------------------

4 Federal Income Tax Basis of Investments
-------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at March 31, 1998, as computed on a federal income tax basis, are as follows:

                                      California Limited  Connecticut Limited
                                      Portfolio           Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                         $31,771,731      $ 9,154,495
  ------------------------------------------------------------------------------
  Gross unrealized appreciation          $ 1,715,752      $   484,082
  Gross unrealized depreciation                 --             (1,707)
  ------------------------------------------------------------------------------
  Net unrealized appreciation            $ 1,715,752      $   482,375
  ------------------------------------------------------------------------------
                                      Florida Limited     Massachusetts Limited
                                      Portfolio           Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                         $68,566,219      $53,095,573
  ------------------------------------------------------------------------------
  Gross unrealized appreciation          $ 3,487,947      $ 2,871,538
  Gross unrealized depreciation              (42,508)          (4,788)
  ------------------------------------------------------------------------------
  Net unrealized appreciation            $ 3,445,439      $ 2,866,750
  ------------------------------------------------------------------------------
                                      Michigan Limited    New Jersey Limited
                                      Portfolio           Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                         $11,228,522      $42,060,899
  ------------------------------------------------------------------------------
  Gross unrealized appreciation          $   961,949      $ 2,822,748
  Gross unrealized depreciation               (2,316)         (25,691)
  ------------------------------------------------------------------------------
  Net unrealized appreciation            $   959,633      $ 2,797,057
  ------------------------------------------------------------------------------
                                      New York Limited    Ohio Limited
                                      Portfolio           Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                         $71,325,400      $22,897,549
  ------------------------------------------------------------------------------
  Gross unrealized appreciation          $ 3,514,690      $ 1,167,395
  Gross unrealized depreciation              (56,956)          (5,035)
  ------------------------------------------------------------------------------
  Net unrealized appreciation            $ 3,457,734      $ 1,162,360
  ------------------------------------------------------------------------------
                                      Pennsylvania Limited
                                      Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                         $53,360,058
  ------------------------------------------------------------------------------
  Gross unrealized appreciation          $ 2,946,242
  Gross unrealized depreciation               (6,265)
  ------------------------------------------------------------------------------
  Net realized appreciation              $ 2,939,977
  ------------------------------------------------------------------------------

5 Line of Credit
--------------------------------------------------------------------------------
  The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 1998, the Florida Limited Portfolio, Massachusetts Limited Portfolio, Michigan Limited Portfolio and Ohio Limited Portfolio had balances outstanding pursuant to this line of credit of $916,000, $198,000, $354,000 and $256,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended March 31, 1998.

6 Financial Instruments
--------------------------------------------------------------------------------
  The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

  The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  A summary of obligations under these financial instruments at March 31, 1998, is as follows:

                                                                            Net Unrealized
  Limited            Expiration          Futures                             Appreciation/
  Portfolio             Date            Contracts                Position   (Depreciation)
  -------------      ----------      ----------------------      --------    -------------
  California            6/98         13 U.S. Treasury Bonds       Short        $    209
  Connecticut           6/98          6 U.S. Treasury Bonds       Short        $ (3,630)
  Florida               6/98         35 U.S. Treasury Bonds       Short        $(11,838)
  Massachusetts         6/98         27 U.S. Treasury Bonds       Short        $(15,948)
  Michigan              6/98          5 U.S. Treasury Bonds       Short        $ (2,436)
  New Jersey            6/98         24 U.S. Treasury Bonds       Short        $(10,457)
  New York              6/98         41 U.S. Treasury Bonds       Short        $(17,434)
  Ohio                  6/98         12 U.S. TreasuryBonds        Short        $ (3,457)
  Pennsylvania          6/98         21 U.S. Treasury Bonds       Short        $  3,369

Limited Maturity Municipals Portfolio as of March 31, 1998

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INDEPENDENT AUDITORS' REPORT
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To the Trustees and Shareholders of

California Limited Maturity Municipals Portfolio
Connecticut Limited Maturity Municipals Portfolio
Florida Limited Maturity Municipals Portfolio
Massachusetts Limited Maturity Municipals Portfolio
Michigan Limited Maturity Municipals Portfolio
New Jersey Limited Maturity Municipals Portfolio
New York Limited Maturity Municipals Portfolio
Ohio Limited Maturity Municipals Portfolio
Pennsylvania Limited Maturity Municipals Portfolio:
--------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of California Limited Maturity Municipals Portfolio, Connecticut Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, Michigan Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, Ohio Limited Maturity Municipals Portfolio, and Pennsylvania Limited Maturity Municipals Portfolio, (the Portfolios) as of March 31, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1998, and 1997 and the supplementary data for each of the years in the five-year period ended March 31, 1998. These financial statements and supplementary data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios, as of March 31, 1998, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                                        DELOITTE & TOUCHE LLP
                                        Boston, Massachusetts
                                        May 1, 1998

Investment Adviser of the Limited
Maturity Municipals Portfolios
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of Limited Maturity Municipals Funds
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer Agent
First Data Investor Services Group, Inc.
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

Eaton Vance Investment Trust
24 Federal Street
Boston, MA 02110